Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (56,343,000)	$ (2,867,000)	$ (129,947,000)	$ (6,232,000)	$ (38,127,000)	$ (129,312,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			19,637,000	10,316,000
Stock-based compensation			17,776,000
Loss on deconsolidation of Nexway, net of cash retained by Nexway			8,564,000
Common stock issued in connection with note payable			67,000
Loss on issuance of notes, bonds and warrants			24,655,000
Non-cash expense relating to issuance of warrants and common stock			2,208,000
Amortization of debt discount			10,981,000	454,000
Deferred income tax benefit			(4,519,000)	(2,206,000)
Change in fair value of derivative liabilities			526,000	(1,018,000)
Gain on extinguishment of debt			(11,919,000)
Change in fair value of warrant liabilities	366,000		(4,600,000)
Change in fair value of subsidiary warrant liability			(3,000)	(3,601,000)
Change in fair value of shares settled liability			1,665,000
Change in fair value of profit share liability			148,000
Unrealized gain on investment			(2,614,000)
Amortization of right-of-use assets			167,000	26,000
Foreign exchange loss			1,010,000
Accrued interest on note payable			246,000	295,000
Other, net			(31,000)
Changes in operating assets and liabilities:
Accounts receivable			792,000
Prepaid expenses and other current and long-term assets			(614,000)	(15,000)
Accounts payable and accrued expense - related party			10,889,000
Accounts payable, accrued expenses and other current and long-term liabilities			799,000	459,000
Operating lease liabilities			(162,000)	(26,000)
Deferred revenue			46,000
Net cash used in operating activities			(42,314,000)	(1,548,000)
Investing activities
Capital expenditures			(70,000)	(9,000)
Investment in Panda Productions (HK) Limited				(1,000,000)
Advance to fuboTV Pre-Merger			(10,000,000)
Acquisition of fuboTV's Pre-Merger cash and cash equivalents and restricted cash			9,373,000
Sale of profit interest in investment in Panda Productions (HK) Limited				655,000
Lease security deposit				(20,000)
Net cash used in investing activities			(697,000)	(374,000)
Financing activities
Proceeds from issuance of convertible notes			3,003,000
Repayments of convertible notes			(1,140,000)	(523,000)
Proceeds from borrowings					16,150,000
Proceeds from issuance Series D Preferred Stock			203,000
Proceeds from sale of common stock			28,926,000	2,199,000
Proceeds from sale of subsidiary's common stock				65,000
Redemption of Series D Preferred Stock			(611,000)
Proceeds from short-term borrowings			18,950,000
Repayments of short-term borrowings			(8,407,000)
Proceeds from long-term borrowings			4,699,000
Repayments of long-term borrowings			(1,250,000)
Proceeds from related parties				410,000
Repayments to related parties			(300,000)	(109,000)
Net cash provided by financing activities			44,073,000	2,042,000
Net increase in cash and cash equivalents and restricted cash			1,062,000	120,000
Cash and cash equivalents and restricted cash, beginning of period	7,624,000	31,000	7,624,000	31,000	31,000
Cash and cash equivalents and restricted cash, end of period			8,686,000	151,000	7,624,000	31,000
SUPPLEMENTAL DISCLOSURE AND NON-CASH INVESTING AND FINANCING INFORMATION:
Cash paid for interest			4,110,000
Cash paid for income taxes
Fubo TV Pre-Merger [Member]
Operating activities
Net loss	(35,958,000)	(37,783,000)			(173,701,000)	(129,312,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	135,000	119,000			616,000	440,000
Stock-based compensation	368,000	376,000			1,511,000	952,000
Change in fair value of derivative liabilities						4,697,000
Non-cash interest expense		132,000			160,000	1,032,000
Gain on extinguishment of debt		(102,000)			(102,000)	4,171,000
Amortization of debt issuance costs	11,000	11,000			43,000	32,000
Changes in operating assets and liabilities:
Accounts receivable	(26,000)	(958,000)			(2,108,000)	(3,211,000)
Prepaid affiliate rights					242,000	14,681,000
Prepaid expenses and other current and long-term assets	(77,000)	(146,000)			(625,000)	(294,000)
Accounts payable, accrued expenses and other current and long-term liabilities					52,612,000	16,526,000
Accounts payable	20,318,000	2,533,000			14,490,000	20,093,000
Accrued expenses and other liabilities	922,000	10,467,000
Deferred revenue	(698,000)	(155,000)			5,007,000	2,540,000
Deferred rent					(154,000)	(106,000)
Net cash used in operating activities	(15,005,000)	(25,506,000)			(102,009,000)	(77,153,000)
Investing activities
Capital expenditures	(29,000)	(12,000)			(136,000)	(434,000)
Net cash used in investing activities	(29,000)	(12,000)			(136,000)	(434,000)
Financing activities
Proceeds from issuance of convertible notes		16,150,000
Proceeds from borrowings	10,000,000				16,150,000	3,050,000
Repayment of borrowings	(1,250,000)	(5,000,000)			(5,000,000)
Issuance cost related to term loan						(204,000)
Proceeds from issuance of convertible preferred stock, net		49,705,000			90,549,000	46,294,000
Proceeds from short-term borrowings						25,000,000
Exercises of stock options	18,000	2,000			174,000	84,000
Net cash provided by financing activities	8,768,000	60,857,000			101,873,000	74,224,000
Net increase in cash and cash equivalents and restricted cash	(6,266,000)	35,339,000			(272,000)	(3,363,000)
Cash and cash equivalents and restricted cash, beginning of period	15,639,000	15,911,000	$ 15,639,000	$ 15,911,000	15,911,000	19,274,000
Cash and cash equivalents and restricted cash, end of period	9,373,000	51,250,000			15,639,000	15,911,000
SUPPLEMENTAL DISCLOSURE AND NON-CASH INVESTING AND FINANCING INFORMATION:
Issuance of convertible preferred stock to settle convertible notes		11,208,000			11,208,000	23,083,000
Cash paid for interest	452,000	529,000			1,972,000	1,426,000
Cash paid for income taxes	$ 1,000				3,000	4,000
Landlord incentive obligation						$ 1,252,000